BNY Mellon Smallcap Stock Index Fund
STATEMENT OF INVESTMENTS
July 31, 2025 (Unaudited)

Description	Shares	Value ($)
Common Stocks — 99.4%
Automobiles & Components — 2.1%
Adient PLC(a)	52,592	1,127,572
American Axle & Manufacturing Holdings, Inc.(a)	75,344	335,281
BorgWarner, Inc.	136,771	5,033,173
Dana, Inc.	80,561	1,282,531
Dorman Products, Inc.(a)	17,081	2,060,310
Fox Factory Holding Corp.(a)	25,696	780,387
Gentherm, Inc.(a)	19,463	623,595
LCI Industries(b)	15,565	1,478,675
Patrick Industries, Inc.(b)	20,763	2,018,994
Phinia, Inc.	24,623	1,248,386
Standard Motor Products, Inc.	13,519	410,437
Winnebago Industries, Inc.	17,457	518,822
XPEL, Inc.(a)	14,662	479,301
		17,397,464
Banks — 9.1%
Ameris Bancorp	40,179	2,746,235
Atlantic Union Bankshares Corp.	88,506	2,805,640
Axos Financial, Inc.(a)	33,374	2,881,845
Banc of California, Inc.	79,785	1,158,478
BancFirst Corp.	12,491	1,555,379
Bank of Hawaii Corp.	24,495	1,515,751
BankUnited, Inc.	46,561	1,698,080
Banner Corp.	21,500	1,334,613
Berkshire Hills Bancorp, Inc.	28,228	695,538
Brookline Bancorp, Inc.	54,001	557,290
Capitol Federal Financial, Inc.	79,051	475,887
Cathay General Bancorp	43,888	1,984,615
Central Pacific Financial Corp.	17,319	461,725
City Holding Co.	9,163	1,118,802
Community Financial System, Inc.	32,795	1,728,297
Customers Bancorp, Inc.(a)	18,413	1,173,829
CVB Financial Corp.	79,964	1,494,527
Dime Community Bancshares, Inc.	24,914	690,367
Eagle Bancorp, Inc.	18,677	300,513
FB Financial Corp.	24,867	1,212,515
First BanCorp	99,883	2,080,563
First Bancorp/Southern Pines NC	25,830	1,293,825
First Commonwealth Financial Corp.	64,082	1,057,994
First Financial Bancorp	58,954	1,429,045
First Hawaiian, Inc.	78,613	1,906,365
Fulton Financial Corp.	112,417	2,017,885
Hanmi Financial Corp.	19,460	443,883
Heritage Financial Corp.	21,763	490,538
Hilltop Holdings, Inc.	28,305	837,828
Hope Bancorp, Inc.	78,366	782,876
Independent Bank Corp.	30,033	1,908,597
Lakeland Financial Corp.	15,686	994,022
National Bank Holdings Corp., Cl. A	23,854	884,029

STATEMENT OF INVESTMENTS (Unaudited) (continued)

Description	Shares	Value ($)
Common Stocks — 99.4% (continued)
Banks — 9.1% (continued)
NBT Bancorp, Inc.	32,648	1,350,974
Northwest Bancshares, Inc.	91,107	1,065,952
OFG Bancorp	27,955	1,191,442
Pacific Premier Bancorp, Inc.	59,678	1,293,222
Park National Corp.	9,163	1,483,215
Pathward Financial, Inc.	14,803	1,119,477
Preferred Bank	7,446	676,246
Provident Financial Services, Inc.	80,578	1,468,131
Renasant Corp.	57,334	2,100,718
S&T Bancorp, Inc.	24,157	885,112
Seacoast Banking Corp. of Florida	52,212	1,471,856
ServisFirst Bancshares, Inc.	31,601	2,485,419
Simmons First National Corp., Cl. A	87,895	1,684,947
Southside Bancshares, Inc.	17,875	526,240
Stellar Bancorp, Inc.	28,468	840,660
The Bancorp, Inc.(a)	29,074	1,836,314
Tompkins Financial Corp.	7,953	514,400
Triumph Financial, Inc.(a)	13,681	775,986
TrustCo Bank Corp. NY	11,949	401,008
Trustmark Corp.	37,728	1,405,368
United Community Banks, Inc.	75,157	2,292,288
Veritex Holdings, Inc.	33,889	1,074,959
WaFd, Inc.	50,363	1,465,815
Westamerica BanCorp	16,535	792,027
WSFS Financial Corp.	35,163	1,928,339
		75,847,491
Capital Goods — 14.3%
AAR Corp.(a)	22,141	1,654,154
Air Lease Corp.	64,714	3,585,156
Alamo Group, Inc.	6,443	1,434,083
Albany International Corp., Cl. A	18,912	1,024,841
American Woodmark Corp.(a)	9,328	490,746
Apogee Enterprises, Inc.	13,338	560,063
Arcosa, Inc.	30,246	2,597,526
Armstrong World Industries, Inc.	27,063	5,092,445
Astec Industries, Inc.	14,595	578,838
AZZ, Inc.	18,500	2,025,750
Boise Cascade Co.	23,317	1,954,198
CSW Industrials, Inc.	10,440	2,708,971
DNOW, Inc.(a)	66,387	1,032,982
DXP Enterprises, Inc.(a)	8,104	917,859
Dycom Industries, Inc.(a)	17,926	4,818,688
Enerpac Tool Group Corp.	33,966	1,308,031
Enpro, Inc.	13,076	2,777,473
ESCO Technologies, Inc.	16,078	3,114,309
Everus Construction Group, Inc.(a)	32,130	2,385,974
Federal Signal Corp.	37,967	4,805,483
Franklin Electric Co., Inc.	24,643	2,315,210
Gates Industrial Corp. PLC(a)	142,867	3,543,102
Gibraltar Industries, Inc.(a)	18,237	1,204,189
GMS, Inc.(a)	23,893	2,619,628

Description	Shares	Value ($)
Common Stocks — 99.4% (continued)
Capital Goods — 14.3% (continued)
Granite Construction, Inc.	27,158	2,565,616
Griffon Corp.	24,151	1,962,752
Hayward Holdings, Inc.(a)	88,151	1,355,762
Hillenbrand, Inc.	44,414	919,814
Insteel Industries, Inc.	12,132	437,965
JBT Marel Corp.	28,796	3,968,089
Kadant, Inc.	7,320	2,435,876
Kennametal, Inc.	46,652	1,155,103
Kratos Defense & Security Solutions, Inc.(a),(b)	103,658	6,084,725
Lindsay Corp.	6,690	913,252
Masterbrand, Inc.(a)	79,452	876,356
Mercury Systems, Inc.(a),(b)	31,904	1,677,831
Moog, Inc., Cl. A	17,583	3,403,717
Mueller Water Products, Inc., Cl. A	97,468	2,413,308
MYR Group, Inc.(a)	9,645	1,866,307
National Presto Industries, Inc.	3,167	305,457
Powell Industries, Inc.(b)	5,926	1,405,055
Proto Labs, Inc.(a)	14,957	644,946
Quanex Building Products Corp.	28,973	564,394
Resideo Technologies, Inc.(a)	92,132	2,515,204
Rush Enterprises, Inc., Cl. A	37,909	2,052,393
SPX Technologies, Inc.(a)	29,104	5,308,278
Standex International Corp.	7,533	1,240,986
Sterling Infrastructure, Inc.(a)	18,943	5,068,957
Sunrun, Inc.(a),(b)	141,968	1,456,592
Tennant Co.	11,623	959,362
The Greenbrier Companies, Inc.	19,652	894,166
Titan International, Inc.(a),(b)	29,108	246,254
Trinity Industries, Inc.	51,740	1,205,542
Vicor Corp.(a)	14,330	636,825
WillScot Holdings Corp.	113,399	3,328,261
Worthington Enterprises, Inc.	19,225	1,191,373
Zurn Elkay Water Solutions Corp.	87,851	3,887,407
		119,497,624
Commercial & Professional Services — 3.4%
ABM Industries, Inc.	38,469	1,774,575
Amentum Holdings, Inc.(a),(b)	93,927	2,345,357
Brady Corp., Cl. A	27,077	1,910,824
CoreCivic, Inc.(a)	68,774	1,378,231
CSG Systems International, Inc.	17,061	1,065,630
Deluxe Corp.	27,923	449,560
Enviri Corp.(a),(b)	51,337	462,033
Healthcare Services Group, Inc.(a)	46,342	602,909
Heidrick & Struggles International, Inc.	13,161	586,059
HNI Corp.	29,054	1,494,538
Interface, Inc.	36,280	748,094
Korn Ferry	32,020	2,269,257
Liquidity Services, Inc.(a)	14,233	339,884
MillerKnoll, Inc.	42,207	801,089
NV5 Global, Inc.(a)	32,666	733,352
OPENLANE, Inc.(a)	66,457	1,637,500

STATEMENT OF INVESTMENTS (Unaudited) (continued)

Description	Shares	Value ($)
Common Stocks — 99.4% (continued)
Commercial & Professional Services — 3.4% (continued)
Pitney Bowes, Inc.	98,995	1,124,583
Robert Half, Inc.	62,255	2,297,832
The GEO Group, Inc.(a)	87,341	2,263,879
UniFirst Corp.	9,457	1,617,431
Verra Mobility Corp.(a)	99,058	2,502,205
Vestis Corp.	70,726	428,600
		28,833,422
Consumer Discretionary Distribution & Retail — 3.7%
Academy Sports & Outdoors, Inc.	41,353	2,100,319
Advance Auto Parts, Inc.(b)	37,248	1,976,751
American Eagle Outfitters, Inc.(b)	96,858	1,046,066
Asbury Automotive Group, Inc.(a)	12,220	2,714,306
Boot Barn Holdings, Inc.(a)	19,039	3,272,804
Caleres, Inc.	20,971	287,932
Etsy, Inc.(a)	64,923	3,783,063
Foot Locker, Inc.(a),(b)	52,249	1,308,315
Group 1 Automotive, Inc.	7,885	3,249,803
Guess?, Inc.(b)	16,499	214,487
Kohl’s Corp.(b)	70,167	760,610
MarineMax, Inc.(a)	11,460	259,913
Monro, Inc.	19,648	276,939
National Vision Holdings, Inc.(a)	49,686	1,205,382
Sally Beauty Holdings, Inc.(a)	63,510	618,587
Shoe Carnival, Inc.	11,071	226,513
Signet Jewelers Ltd.	26,693	2,111,416
Sonic Automotive, Inc., Cl. A	9,099	658,313
The Buckle, Inc.	18,936	934,870
Upbound Group, Inc.	32,081	661,992
Urban Outfitters, Inc.(a)	35,181	2,648,426
Victoria’s Secret & Co.(a)	49,596	932,405
		31,249,212
Consumer Durables & Apparel — 3.6%
Acushnet Holdings Corp.(b)	16,410	1,306,564
Carter’s, Inc.	22,462	544,479
Cavco Industries, Inc.(a)	5,049	2,038,130
Century Communities, Inc.	16,499	928,729
Champion Homes, Inc.(a)	32,787	1,996,728
Dream Finders Homes, Inc., Cl. A(a),(b)	18,466	467,559
Ethan Allen Interiors, Inc.	13,810	411,124
G-III Apparel Group Ltd.(a)	24,037	567,273
Green Brick Partners, Inc.(a)	18,909	1,171,223
Hanesbrands, Inc.(a)	218,104	892,045
Helen of Troy Ltd.(a)	14,748	324,161
Installed Building Products, Inc.(b)	14,182	2,868,877
Kontoor Brands, Inc.	31,014	1,726,239
La-Z-Boy, Inc.(b)	25,760	926,587
Leggett & Platt, Inc.	83,492	797,349
LGI Homes, Inc.(a)	12,605	671,468
M/I Homes, Inc.(a)	16,613	1,996,717
Meritage Homes Corp.	44,710	3,010,771
Newell Brands, Inc.	262,654	1,473,489

Description	Shares	Value ($)
Common Stocks — 99.4% (continued)
Consumer Durables & Apparel — 3.6% (continued)
Oxford Industries, Inc.	8,826	336,977
Sonos, Inc.(a)	73,686	796,546
Steven Madden Ltd.	44,789	1,075,160
Sturm Ruger & Co., Inc.	10,476	357,860
Topgolf Callaway Brands Corp.(a)	88,700	820,475
Tri Pointe Homes, Inc.(a)	56,147	1,729,328
Wolverine World Wide, Inc.(b)	50,899	1,149,299
		30,385,157
Consumer Services — 3.6%
Adtalem Global Education, Inc.(a)	22,292	2,547,307
BJ’s Restaurants, Inc.(a)	13,897	492,371
Bloomin’ Brands, Inc.	47,608	433,709
Brinker International, Inc.(a)	27,681	4,362,526
Cracker Barrel Old Country Store, Inc.(b)	13,808	856,096
Dave & Buster’s Entertainment, Inc.(a)	17,273	505,062
Frontdoor, Inc.(a)	45,766	2,677,311
Golden Entertainment, Inc.	12,918	363,254
Jack in the Box, Inc.(b)	11,814	232,736
Matthews International Corp., Cl. A	18,930	444,666
Mister Car Wash, Inc.(a)	60,077	346,945
Monarch Casino & Resort, Inc.	8,015	825,224
Papa John’s International, Inc.	20,316	861,602
Penn Entertainment, Inc.(a),(b)	91,263	1,648,210
Perdoceo Education Corp.	39,119	1,125,845
Pursuit Attractions and Hospitality, Inc.(a)	13,518	408,784
Sabre Corp.(a)	243,625	738,184
Shake Shack, Inc., Cl. A(a)	25,034	3,012,591
Six Flags Entertainment Corp.(a),(b)	58,289	1,746,338
Strategic Education, Inc.	15,005	1,112,546
Stride, Inc.(a)	26,700	3,423,741
The Cheesecake Factory, Inc.(b)	28,163	1,799,897
		29,964,945
Consumer Staples Distribution & Retail — .8%
Grocery Outlet Holding Corp.(a)	61,601	811,285
PriceSmart, Inc.	15,444	1,660,230
SpartanNash Co.	21,514	570,982
The Andersons, Inc.	20,499	736,324
The Chefs’ Warehouse, Inc.(a)	22,431	1,537,869
United Natural Foods, Inc.(a)	37,592	1,039,043
		6,355,733
Energy — 4.0%
Archrock, Inc.	111,035	2,593,777
Atlas Energy Solutions, Inc.(b)	46,727	607,451
Bristow Group, Inc.(a)	15,270	527,884
Cactus, Inc., Cl. A	42,269	1,788,401
California Resources Corp.	43,170	2,079,930
Comstock Resources, Inc.(a),(b)	57,155	1,021,360
Core Laboratories, Inc.	30,437	332,981
Core Natural Resources, Inc.	31,152	2,299,329
Crescent Energy Co., Cl. A	113,133	1,045,349
CVR Energy, Inc.	21,523	576,386

STATEMENT OF INVESTMENTS (Unaudited) (continued)

Description	Shares	Value ($)
Common Stocks — 99.4% (continued)
Energy — 4.0% (continued)
Dorian LPG Ltd.	22,727	654,310
Helix Energy Solutions Group, Inc.(a)	87,376	518,140
Helmerich & Payne, Inc.	62,061	1,006,009
Innovex International, Inc.(a),(b)	25,297	415,377
International Seaways, Inc.(b)	25,351	1,011,505
Liberty Energy, Inc.	101,060	1,247,080
Magnolia Oil & Gas Corp., Cl. A	116,272	2,769,599
Northern Oil & Gas, Inc.	60,632	1,707,397
Oceaneering International, Inc.(a)	61,908	1,343,404
Par Pacific Holdings, Inc.(a)	31,894	1,000,834
Patterson-UTI Energy, Inc.(b)	215,654	1,274,515
Peabody Energy Corp.	76,286	1,232,019
ProPetro Holding Corp.(a)	47,780	256,101
REX American Resources Corp.(a)	9,067	474,023
RPC, Inc.	55,969	260,256
SM Energy Co.	70,854	1,954,862
Talos Energy, Inc.(a)	75,766	647,799
Tidewater, Inc.(a),(b)	28,484	1,424,485
Vital Energy, Inc.(a)	16,643	311,058
World Kinect Corp.	35,328	963,394
		33,345,015
Equity Real Estate Investment Trusts — 7.0%
Acadia Realty Trust(c)	80,445	1,505,930
Alexander & Baldwin, Inc.(c)	45,382	815,968
American Assets Trust, Inc.(c)	29,189	555,467
Apple Hospitality REIT, Inc.(c)	136,822	1,607,659
Armada Hoffler Properties, Inc.(c)	49,811	340,209
Brandywine Realty Trust(b),(c)	105,123	420,492
CareTrust REIT, Inc.(c)	119,545	3,801,531
Centerspace(c)	10,275	559,268
Curbline Properties Corp.(c)	58,200	1,286,220
DiamondRock Hospitality Co.(c)	126,252	974,665
Douglas Emmett, Inc.(c)	105,941	1,606,066
Easterly Government Properties, Inc.(c)	26,874	591,228
Elme Communities(c)	54,424	820,714
Essential Properties Realty Trust, Inc.(c)	123,262	3,758,258
Four Corners Property Trust, Inc.(c)	61,819	1,560,312
Getty Realty Corp.(c)	31,604	878,275
Global Net Lease, Inc.(b),(c)	119,555	835,689
Highwoods Properties, Inc.(c)	66,765	1,936,853
Innovative Industrial Properties, Inc.(c)	17,770	918,709
JBG SMITH Properties(b),(c)	45,683	967,566
LTC Properties, Inc.(c)	28,306	963,536
LXP Industrial Trust(c)	184,974	1,435,398
Medical Properties Trust, Inc.(b),(c)	378,541	1,559,589
Millrose Properties, Inc.(c)	74,875	2,245,501
NexPoint Residential Trust, Inc.(c)	13,519	421,522
Outfront Media, Inc.(c)	87,826	1,539,590
Pebblebrook Hotel Trust(c)	73,483	737,034
Phillips Edison & Co., Inc.(c)	78,120	2,639,675
Ryman Hospitality Properties, Inc.(c)	37,383	3,553,628

Description	Shares	Value ($)
Common Stocks — 99.4% (continued)
Equity Real Estate Investment Trusts — 7.0% (continued)
Safehold, Inc.(c)	29,440	411,866
Saul Centers, Inc.(c)	8,072	260,080
SITE Centers Corp.(c)	31,284	336,929
SL Green Realty Corp.(c)	44,087	2,523,981
Summit Hotel Properties, Inc.(b),(c)	69,449	362,524
Sunstone Hotel Investors, Inc.(c)	124,483	1,089,226
Tanger, Inc.(c)	71,151	2,135,953
Terreno Realty Corp.(c)	64,406	3,573,889
The Macerich Company(c)	156,721	2,618,808
Uniti Group, Inc.(c)	152,744	812,598
Universal Health Realty Income Trust(c)	8,126	315,208
Urban Edge Properties(c)	77,352	1,525,381
Veris Residential, Inc.(c)	49,498	696,932
Whitestone REIT(c)	28,722	350,121
Xenia Hotels & Resorts, Inc.(c)	61,114	776,759
		58,626,807
Financial Services — 7.8%
Acadian Asset Management, Inc.	16,617	694,424
Apollo Commercial Real Estate Finance, Inc.(c)	77,552	746,050
Arbor Realty Trust, Inc.(b),(c)	119,179	1,330,038
ARMOUR Residential REIT, Inc.(b),(c)	50,878	829,820
Artisan Partners Asset Management, Inc., Cl. A	43,598	1,972,809
BGC Group, Inc., Cl. A	235,644	2,184,420
Blackstone Mortgage Trust, Inc., Cl. A(b),(c)	104,481	1,930,809
Bread Financial Holdings, Inc.	28,866	1,769,486
Cohen & Steers, Inc.	16,588	1,220,213
Donnelley Financial Solutions, Inc.(a)	15,746	833,908
Ellington Financial, Inc.(b),(c)	60,669	769,890
Enact Holdings, Inc.	18,324	636,942
Encore Capital Group, Inc.(a)	14,325	528,306
Enova International, Inc.(a)	15,690	1,640,546
EVERTEC, Inc.	39,935	1,443,650
EZCORP, Inc., Cl. A(a)	33,520	480,006
Franklin BSP Realty Trust, Inc.(c)	48,931	494,203
HA Sustainable Infrastructure Capital, Inc.(b)	75,071	1,949,594
Jackson Financial, Inc., Cl. A	44,416	3,889,065
KKR Real Estate Finance Trust, Inc.(c)	36,218	327,411
Moelis & Co., Cl. A	46,128	3,235,418
Mr. Cooper Group, Inc.(a)	39,872	6,208,869
Navient Corp.	46,038	595,732
NCR Atleos Corp.(a)	46,100	1,410,660
New York Mortgage Trust, Inc.(b),(c)	58,018	367,254
NMI Holdings, Inc.(a)	48,263	1,801,175
Payoneer Global, Inc.(a)	163,228	1,072,408
PennyMac Mortgage Investment Trust(b),(c)	53,899	635,469
Piper Sandler Cos.	10,227	3,224,778
PJT Partners, Inc., Cl. A	15,206	2,716,096
PRA Group, Inc.(a)	24,430	371,336
PROG Holdings, Inc.	25,007	796,223
Radian Group, Inc.	83,828	2,733,631
Ready Capital Corp.(b),(c)	109,217	459,804

STATEMENT OF INVESTMENTS (Unaudited) (continued)

Description	Shares	Value ($)
Common Stocks — 99.4% (continued)
Financial Services — 7.8% (continued)
Redwood Trust, Inc.(c)	82,637	451,198
StepStone Group, Inc., Cl. A	41,501	2,463,499
StoneX Group, Inc.(a)	27,110	2,636,176
Two Harbors Investment Corp.(c)	67,182	655,025
Victory Capital Holdings, Inc., Cl. A	29,688	2,045,800
Virtu Financial, Inc., Cl. A	50,309	2,220,639
Virtus Investment Partners, Inc.	4,061	785,032
Walker & Dunlop, Inc.	20,279	1,521,128
WisdomTree, Inc.	72,280	959,156
World Acceptance Corp.(a)	1,993	313,539
		65,351,635
Food, Beverage & Tobacco — 1.5%
B&G Foods, Inc.(b)	50,454	206,861
Cal-Maine Foods, Inc.	26,883	2,987,777
Fresh Del Monte Produce, Inc.(b)	20,956	787,736
Freshpet, Inc.(a)	30,277	2,068,525
J & J Snack Foods Corp.	9,618	1,085,776
John B. Sanfilippo & Son, Inc.	5,625	356,119
MGP Ingredients, Inc.	8,253	233,395
National Beverage Corp.(a)	14,801	678,182
The Simply Good Foods Company(a)	56,998	1,736,159
Tootsie Roll Industries, Inc.(b)	10,510	398,644
TreeHouse Foods, Inc.(a)	28,489	547,559
Universal Corp.	15,518	845,265
WK Kellogg Co.(b)	41,785	963,144
		12,895,142
Health Care Equipment & Services — 5.4%
AdaptHealth Corp.(a)	66,969	600,712
Addus HomeCare Corp.(a)	11,240	1,200,207
AMN Healthcare Services, Inc.(a)	23,150	424,571
Artivion, Inc.(a)	23,664	731,454
Astrana Health, Inc.(a)	26,209	625,347
Avanos Medical, Inc.(a)	28,880	322,590
Certara, Inc.(a)	70,808	696,751
Concentra Group Holdings Parent, Inc.	68,250	1,362,952
CONMED Corp.	19,121	978,039
CorVel Corp.(a)	16,848	1,492,733
Embecta Corp.	37,192	377,871
Enovis Corp.(a)	35,507	951,588
Glaukos Corp.(a)	35,522	3,058,089
HealthStream, Inc.	14,983	391,955
ICU Medical, Inc.(a)	15,454	1,984,448
Inspire Medical Systems, Inc.(a)	18,346	2,284,811
Integer Holdings Corp.(a)	21,616	2,345,552
Integra LifeSciences Holdings Corp.(a)	41,351	543,352
LeMaitre Vascular, Inc.	12,726	1,033,860
Merit Medical Systems, Inc.(a)	36,758	3,119,284
National HealthCare Corp.	7,721	741,448
Neogen Corp.(a)	123,511	574,326
NeoGenomics, Inc.(a)	78,752	381,160
Omnicell, Inc.(a)	29,853	925,742

Description	Shares	Value ($)
Common Stocks — 99.4% (continued)
Health Care Equipment & Services — 5.4% (continued)
Owens & Minor, Inc.(a)	47,633	330,097
Pediatrix Medical Group, Inc.(a)	52,101	638,237
Premier, Inc., Cl. A	51,148	1,098,659
Privia Health Group, Inc.(a)	65,618	1,280,863
Progyny, Inc.(a)	46,233	1,086,938
QuidelOrtho Corp.(a),(b)	41,085	945,777
RadNet, Inc.(a)	42,061	2,301,999
Schrodinger, Inc.(a),(b)	35,859	729,013
Select Medical Holdings Corp.	65,722	972,028
Simulations Plus, Inc.(b)	11,204	145,876
STAAR Surgical Co.(a),(b)	31,688	567,691
Tandem Diabetes Care, Inc.(a),(b)	41,260	642,831
Teleflex, Inc.	27,471	3,282,784
TransMedics Group, Inc.(a),(b)	21,051	2,504,437
U.S. Physical Therapy, Inc.	9,400	687,610
UFP Technologies, Inc.(a)	4,595	1,040,262
		45,403,944
Household & Personal Products — .8%
Central Garden & Pet Co.(a)	5,326	207,821
Central Garden & Pet Co., Cl. A(a)	30,434	1,081,016
Edgewell Personal Care Co.	29,721	749,861
Energizer Holdings, Inc.	40,651	915,460
Interparfums, Inc.	11,170	1,347,102
USANA Health Sciences, Inc.(a)	6,788	199,499
WD-40 Co.	8,500	1,822,400
		6,323,159
Insurance — 2.6%
AMERISAFE, Inc.	11,948	535,031
Assured Guaranty Ltd.	28,592	2,418,311
Employers Holdings, Inc.	14,498	598,477
Genworth Financial, Inc.(a)	257,027	2,020,232
Goosehead Insurance, Inc., Cl. A	15,555	1,414,105
HCI Group, Inc.	5,738	803,550
Horace Mann Educators Corp.	25,690	1,092,596
Lincoln National Corp.	106,267	4,049,835
Mercury General Corp.	16,738	1,159,107
Palomar Holdings, Inc.(a)	16,830	2,229,807
ProAssurance Corp.(a)	32,263	766,569
Safety Insurance Group, Inc.	9,472	666,355
SiriusPoint Ltd.(a)	58,313	1,143,518
Stewart Information Services Corp.	17,203	1,116,991
Trupanion, Inc.(a)	21,244	1,007,178
United Fire Group, Inc.	13,471	357,655
		21,379,317
Materials — 5.2%
AdvanSix, Inc.	17,353	349,142
Alpha Metallurgical Resources, Inc.(a)	6,964	822,239
Balchem Corp.	20,326	3,099,105
Celanese Corp.	68,111	3,557,438
Century Aluminum Co.(a)	33,272	704,701
Element Solutions, Inc.	138,896	3,277,946

STATEMENT OF INVESTMENTS (Unaudited) (continued)

Description	Shares	Value ($)
Common Stocks — 99.4% (continued)
Materials — 5.2% (continued)
FMC Corp.	77,791	3,036,961
Hawkins, Inc.	11,783	1,923,928
HB Fuller Co.	33,955	1,908,271
Ingevity Corp.(a)	22,890	956,573
Innospec, Inc.	15,332	1,225,027
Kaiser Aluminum Corp.	9,886	764,287
Koppers Holdings, Inc.	12,416	407,990
Materion Corp.	13,058	1,375,007
Metallus, Inc.(a)	23,671	374,002
Minerals Technologies, Inc.	20,176	1,173,234
MP Materials Corp.(a),(b)	82,981	5,103,331
O-I Glass, Inc.(a)	95,982	1,248,726
Quaker Chemical Corp.	8,342	954,492
Sealed Air Corp.	91,423	2,675,951
Sensient Technologies Corp.	26,440	2,968,948
Stepan Co.	13,126	666,407
SunCoke Energy, Inc.	53,087	392,313
Sylvamo Corp.	21,159	974,795
The Chemours Company	92,798	1,111,720
Warrior Met Coal, Inc.	33,078	1,699,548
Worthington Steel, Inc.	21,698	662,223
		43,414,305
Media & Entertainment — 2.1%
Angi, Inc.(a)	26,928	436,772
Cable One, Inc.(b)	2,864	366,535
Cargurus, Inc.(a)	52,832	1,733,946
Cars.com, Inc.(a)	34,978	450,167
Cinemark Holdings, Inc.(b)	62,685	1,684,346
DoubleVerify Holdings, Inc.(a)	84,588	1,295,888
IAC, Inc.(a)	40,818	1,604,147
John Wiley & Sons, Inc., Cl. A	25,326	977,584
Madison Square Garden Sports Corp.(a)	10,381	2,098,000
QuinStreet, Inc.(a)	34,969	573,841
Scholastic Corp.	14,301	352,806
Shutterstock, Inc.	15,575	298,417
TechTarget, Inc.(a)	18,761	135,830
TEGNA, Inc.	100,661	1,681,039
Thryv Holdings, Inc.(a),(b)	26,559	349,516
TripAdvisor, Inc.(a)	73,335	1,282,629
Yelp, Inc.(a)	39,269	1,352,032
Ziff Davis, Inc.(a)	26,635	828,881
		17,502,376
Pharmaceuticals, Biotechnology & Life Sciences — 4.6%
ACADIA Pharmaceuticals, Inc.(a)	78,014	1,859,074
ADMA Biologics, Inc.(a)	148,599	2,778,801
Alkermes PLC(a)	102,492	2,715,013
Amphastar Pharmaceuticals, Inc.(a)	22,904	479,839
ANI Pharmaceuticals, Inc.(a)	10,681	676,641
Arcus Biosciences, Inc.(a),(b)	43,026	392,827
Arrowhead Pharmaceuticals, Inc.(a)	78,808	1,245,166
Azenta, Inc.(a)	28,545	933,422

Description	Shares	Value ($)
Common Stocks — 99.4% (continued)
Pharmaceuticals, Biotechnology & Life Sciences — 4.6% (continued)
BioLife Solutions, Inc.(a)	23,567	501,034
Catalyst Pharmaceuticals, Inc.(a)	71,016	1,514,771
Collegium Pharmaceutical, Inc.(a)	20,314	606,576
Corcept Therapeutics, Inc.(a)	58,749	3,946,170
Cytek Biosciences, Inc.(a)	59,937	215,773
Dynavax Technologies Corp.(a),(b)	69,088	758,586
Fortrea Holdings, Inc.(a)	56,763	325,820
Harmony Biosciences Holdings, Inc.(a)	23,731	834,857
Innoviva, Inc.(a)	34,692	630,354
Krystal Biotech, Inc.(a)	15,813	2,433,146
Ligand Pharmaceuticals, Inc.(a)	11,959	1,573,565
Mesa Laboratories, Inc.	3,428	262,173
Myriad Genetics, Inc.(a)	59,622	228,948
Organon & Co.(b)	163,451	1,585,475
Pacira BioSciences, Inc.(a)	28,655	604,334
Phibro Animal Health Corp., Cl. A	12,454	330,031
Prestige Consumer Healthcare, Inc.(a)	31,103	2,300,067
Protagonist Therapeutics, Inc.(a),(b)	38,569	2,077,326
Supernus Pharmaceuticals, Inc.(a)	35,115	1,232,537
TG Therapeutics, Inc.(a)	84,407	2,996,449
Veracyte, Inc.(a)	48,798	1,147,241
Vericel Corp.(a)	31,152	1,088,451
Vir Biotechnology, Inc.(a)	57,979	293,954
Xencor, Inc.(a)	43,962	365,764
		38,934,185
Real Estate Management & Development — .5%
Cushman & Wakefield PLC(a)	143,419	1,748,278
eXp World Holdings, Inc.(b)	53,428	575,954
Kennedy-Wilson Holdings, Inc.	72,814	532,998
Marcus & Millichap, Inc.	15,256	475,377
The St. Joe Company	23,363	1,179,831
		4,512,438
Semiconductors & Semiconductor Equipment — 2.9%
Alpha & Omega Semiconductor Ltd.(a)	15,507	394,963
Axcelis Technologies, Inc.(a)	20,110	1,361,246
CEVA, Inc.(a)	15,643	334,291
Cohu, Inc.(a)	28,066	501,259
Diodes, Inc.(a)	28,545	1,409,267
FormFactor, Inc.(a)	48,294	1,372,032
Ichor Holdings Ltd.(a)	20,980	415,194
Impinj, Inc.(a)	14,769	2,282,992
Kulicke & Soffa Industries, Inc.	32,834	1,075,642
MaxLinear, Inc.(a)	49,123	777,126
PDF Solutions, Inc.(a)	19,908	442,555
Penguin Solutions, Inc.(a)	32,998	777,763
Photronics, Inc.(a)	38,837	790,721
Qorvo, Inc.(a)	58,146	4,861,005
Semtech Corp.(a)	53,916	2,755,108
SiTime Corp.(a)	12,992	2,635,427
SolarEdge Technologies, Inc.(a)	37,463	961,300

STATEMENT OF INVESTMENTS (Unaudited) (continued)

Description	Shares	Value ($)
Common Stocks — 99.4% (continued)
Semiconductors & Semiconductor Equipment — 2.9% (continued)
Ultra Clean Holdings, Inc.(a)	28,242	636,010
Veeco Instruments, Inc.(a),(b)	37,020	769,276
		24,553,177
Software & Services — 4.2%
A10 Networks, Inc.	44,855	826,229
ACI Worldwide, Inc.(a)	65,262	2,777,551
Adeia, Inc.	68,166	882,750
Agilysys, Inc.(a)	13,952	1,591,644
Alarm.com Holdings, Inc.(a)	31,436	1,717,349
BlackLine, Inc.(a)	32,425	1,743,816
Box, Inc., Cl. A(a)	90,056	2,890,798
Cleanspark, Inc.(a),(b)	172,929	1,966,203
Clear Secure, Inc., Cl. A	57,382	1,687,605
DigitalOcean Holdings, Inc.(a)	39,270	1,094,062
DXC Technology Co.(a)	112,163	1,526,538
Grid Dynamics Holdings, Inc.(a)	39,287	372,834
InterDigital, Inc.	16,161	4,172,770
LiveRamp Holdings, Inc.(a)	40,647	1,334,035
MARA Holdings, Inc.(a),(b)	219,065	3,522,565
N-able, Inc.(a)	45,053	364,028
NCR Voyix Corp.(a),(b)	85,176	1,160,097
Progress Software Corp.	26,685	1,283,015
Sprinklr, Inc., Cl. A(a)	71,607	645,179
SPS Commerce, Inc.(a)	23,583	2,567,363
Teradata Corp.(a)	59,829	1,252,221
		35,378,652
Technology Hardware & Equipment — 5.5%
Advanced Energy Industries, Inc.	23,420	3,253,507
Arlo Technologies, Inc.(a)	64,009	1,036,946
Badger Meter, Inc.	18,346	3,462,991
Benchmark Electronics, Inc.	22,610	870,485
Calix, Inc.(a)	35,813	2,030,239
Corsair Gaming, Inc.(a)	28,054	254,169
CTS Corp.	18,535	726,387
Digi International, Inc.(a)	23,221	757,237
ePlus, Inc.(a)	16,278	1,054,489
Extreme Networks, Inc.(a)	82,067	1,449,303
Harmonic, Inc.(a)	71,239	606,244
Insight Enterprises, Inc.(a)	17,066	2,023,686
Itron, Inc.(a)	28,395	3,536,313
Knowles Corp.(a)	53,240	1,081,304
NetScout Systems, Inc.(a)	43,816	938,539
OSI Systems, Inc.(a)	9,716	2,147,333
PC Connection, Inc.	7,309	450,161
Plexus Corp.(a)	16,845	2,147,738
Ralliant Corp.(a)	70,450	3,220,974
Rogers Corp.(a)	10,454	685,573
Sandisk Corp.(a)	84,067	3,608,156
Sanmina Corp.(a)	33,309	3,865,176
ScanSource, Inc.(a)	13,254	514,785
TTM Technologies, Inc.(a)	63,217	2,987,003

Description	Shares	Value ($)
Common Stocks — 99.4% (continued)
Technology Hardware & Equipment — 5.5% (continued)
Viasat, Inc.(a)	53,513	879,219
Viavi Solutions, Inc.(a)	138,608	1,393,011
Vishay Intertechnology, Inc.	70,388	1,153,659
Xerox Holdings Corp.(b)	73,145	296,237
		46,430,864
Telecommunication Services — .9%
Cogent Communications Holdings, Inc.	26,206	1,194,732
Gogo, Inc.(a)	37,052	587,645
Lumen Technologies, Inc.(a)	638,680	2,842,126
Shenandoah Telecommunications Co.	29,486	432,854
Telephone and Data Systems, Inc.	62,060	2,422,822
		7,480,179
Transportation — 1.6%
Allegiant Travel Co.(a)	9,225	476,379
ArcBest Corp.	14,285	1,044,662
Forward Air Corp.(a),(b)	12,983	394,554
Heartland Express, Inc.	28,349	221,689
Hertz Global Holdings, Inc.(a),(b)	77,805	498,730
Hub Group, Inc., Cl. A	38,150	1,336,013
JetBlue Airways Corp.(a),(b)	191,136	848,644
Marten Transport Ltd.	34,975	425,296
Matson, Inc.	20,282	2,165,712
RXO, Inc.(a)	88,214	1,362,906
Schneider National, Inc., Cl. B	29,337	717,290
SkyWest, Inc.(a)	25,068	2,906,885
Sun Country Airlines Holdings, Inc.(a)	25,207	292,149
Werner Enterprises, Inc.	38,010	1,053,637
		13,744,546
Utilities — 2.2%
American States Water Co.	23,816	1,752,619
Avista Corp.	50,553	1,885,627
California Water Service Group	37,419	1,701,442
Chesapeake Utilities Corp.	14,440	1,731,067
Clearway Energy, Inc., Cl. A	22,295	686,240
Clearway Energy, Inc., Cl. C	51,817	1,690,789
H2O America	19,547	943,925
MDU Resources Group, Inc.	126,957	2,190,008
MGE Energy, Inc.	22,670	1,925,590
Middlesex Water Co.	11,265	581,274
Northwest Natural Holding Co.	24,692	985,705
Otter Tail Corp.	25,985	2,005,522
Unitil Corp.	10,460	539,527
		18,619,335
Total Common Stocks (cost $615,009,064)		833,426,124

STATEMENT OF INVESTMENTS (Unaudited) (continued)

Description	Number of Rights	Value ($)
Rights — .0%
Health Care Equipment & Services — .0%
Omniab Operations, Inc.-Earnout 12.5	9,476	0
Omniab Operations, Inc.-Earnout 15.0	9,476	0
Total Rights (cost $33,892)		0

Shares
Exchange-Traded Funds — .2%
Registered Investment Companies — .2%
iShares Core S&P Small-Cap ETF (cost $1,734,327)	17,686	1,950,412

	1-Day Yield (%)
Investment Companies — .4%
Registered Investment Companies — .4%
Dreyfus Institutional Preferred Government Plus Money Market Fund, Institutional Shares(d) (cost $3,086,690)	4.43	3,086,690	3,086,690
Investment of Cash Collateral for Securities Loaned — 2.4%
Registered Investment Companies — 2.4%
Dreyfus Institutional Preferred Government Plus Money Market Fund, Institutional Shares(d) (cost $20,275,072)	4.43	20,275,072	20,275,072
Total Investments (cost $640,139,045)		102.4%	858,738,298
Liabilities, Less Cash and Receivables		(2.4%)	(20,044,592)
Net Assets		100.0%	838,693,706

ETF—Exchange-Traded Fund
REIT—Real Estate Investment Trust

(a)	Non-income producing security.
(b)
Security, or portion thereof, on loan. At July 31, 2025, the value of the fund’s securities on loan was $68,038,428 and the value of the collateral was
$70,550,746, consisting of cash collateral of $20,275,072 and U.S. Government & Agency securities valued at $50,275,674.  In addition, the value of collateral may include pending sales that are also on loan.

(c)	Investment in real estate investment trust within the United States.
(d)	Investment in affiliated issuer. The investment objective of this investment company is publicly available and can be found within the investment company’s prospectus.

Futures
Description	Number of Contracts	Expiration	Notional Value ($)	Market Value ($)	Unrealized (Depreciation) ($)
Futures Long
E-Mini Russell 2000 Index	38	9/19/2025	4,227,243	4,218,380	(8,863)
Gross Unrealized Depreciation					(8,863)
See notes to statement of investments.

Statement of Investments
BNY Mellon Smallcap Stock Index Fund
July 31, 2025 (Unaudited)
The following is a summary of the inputs used as of July 31, 2025 in valuing the fund’s investments:
	Level 1 - Unadjusted Quoted Prices	Level 2- Other Significant Observable Inputs	Level 3- Significant Unobservable Inputs	Total
Assets ($)
Investments in Securities:†
Equity Securities - Common Stocks	833,426,124	—	—	833,426,124
Exchange-Traded Funds	1,950,412	—	—	1,950,412
Rights	—	0	—	0
Investment Companies	23,361,762	—	—	23,361,762
	858,738,298	0	—	858,738,298
Liabilities ($)
Other Financial Instruments:
Futures††	(8,863)	—	—	(8,863)
	(8,863)	—	—	(8,863)

†	See Statement of Investments for additional detailed categorizations, if any.
††	Amount shown represents unrealized appreciation (depreciation) at period end.

The Financial Accounting Standards Board (“FASB”) Accounting Standards Codification (“ASC”) is the exclusive reference of authoritative U.S. generally accepted accounting principles (“GAAP”) recognized by the FASB to be applied by nongovernmental entities. Rules and interpretive releases of the Securities and Exchange Commission (“SEC”) under authority of federal laws are also sources of authoritative GAAP for SEC registrants. The fund is an investment company and applies the accounting and reporting guidance of the FASB ASC Topic 946 Financial Services-Investment Companies. The fund’s financial statements are prepared in accordance with GAAP, which may require the use of management estimates and assumptions. Actual results could differ from those estimates.
The fair value of a financial instrument is the amount that would be received to sell an asset or paid to transfer a liability in an orderly transaction between market participants at the measurement date (i.e., the exit price). GAAP establishes a fair value hierarchy that prioritizes the inputs of valuation techniques used to measure fair value. This hierarchy gives the highest priority to unadjusted quoted prices in active markets for identical assets or liabilities (Level 1 measurements) and the lowest priority to unobservable inputs (Level 3 measurements).
Additionally, GAAP provides guidance on determining whether the volume and activity in a market has decreased significantly and whether such a decrease in activity results in transactions that are not orderly. GAAP requires enhanced disclosures around valuation inputs and techniques used during annual and interim periods.
Various inputs are used in determining the value of the fund’s investments relating to fair value measurements. These inputs are summarized in the three broad levels listed below:
Level 1—unadjusted quoted prices in active markets for identical investments.
Level 2—other significant observable inputs (including quoted prices for similar investments, interest rates, prepayment speeds, credit risk, etc.).
Level 3—significant unobservable inputs (including the fund’s own assumptions in determining the fair value of investments).
The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities.
Changes in valuation techniques may result in transfers in or out of an assigned level within the disclosure hierarchy. Valuation techniques used to value the fund’s investments are as follows:
The Company’s Board of Directors (the “Board”) has designated the Adviser as the fund’s valuation designee to make all fair value determinations with respect to the fund’s portfolio investments, subject to the Board’s oversight and pursuant to Rule 2a-5 under the Act.
Investments in equity securities and exchange-traded funds are valued at the last sales price on the securities exchange or national securities market on which such securities are primarily traded. Securities listed on the National Market System for which market quotations are available are valued at the official closing price or, if there is no official closing price that day, at the last sales price. For open short positions, asked prices are used for valuation purposes. Bid price is used when no asked price is available. Registered investment companies that are not traded on an exchange are valued at their net asset value. All of the preceding securities are generally categorized within Level 1 of the fair value hierarchy.
Securities not listed on an exchange or the national securities market, or securities for which there were no transactions, are valued at the average of the most recent bid and asked prices. These securities are generally categorized within Level 2 of the fair value hierarchy.
Fair valuing of securities may be determined with the assistance of a pricing service using calculations based on indices of domestic securities and other appropriate indicators, such as prices of relevant American Depositary Receipts and futures. Utilizing these techniques may result in transfers between Level 1 and Level 2 of the fair value hierarchy.
When market quotations or official closing prices are not readily available, or are determined not to accurately reflect fair value, such as when the value of a security has been significantly affected by events after the close of the exchange or market on which the security is principally traded, but before the fund calculates its net asset value, the fund may value these investments at fair value as determined in accordance with the procedures approved by the Board. Certain factors may be considered when fair valuing investments such as: fundamental analytical data, the nature and duration of restrictions on disposition, an evaluation of the forces that influence the market in which the securities are purchased and sold, and public trading in similar securities of the issuer or comparable issuers. These securities are either categorized within Level 2 or 3 of the fair value hierarchy depending on the relevant inputs used.
For securities where observable inputs are limited, assumptions about market activity and risk are used and such securities are generally categorized within Level 3 of the fair value hierarchy.

Futures, which are traded on an exchange, are valued at the last sales price on the securities exchange on which such securities are primarily traded or at the last sales price on the national securities market on each business day and are generally categorized within Level 1 of the fair value hierarchy.
Pursuant to a securities lending agreement with BNY, the fund may lend securities to qualified institutions. It is the fund’s policy that, at origination, all loans are secured by collateral of at least 102% of the value of U.S. securities loaned and 105% of the value of foreign securities loaned. Collateral equivalent to at least 100% of the market value of securities on loan is maintained at all times. Collateral is either in the form of cash, which can be invested in certain money market mutual funds managed by the Adviser, or U.S. Government and Agency securities. The securities on loan, if any, are also disclosed in the fund’s Statement of Investments. The fund is entitled to receive all dividends, interest and distributions on securities loaned, in addition to income earned as a result of the lending transaction. Should a borrower fail to return the securities in a timely manner, BNY is required to replace the securities for the benefit of the fund or credit the fund with the market value of the unreturned securities and is subrogated to the fund’s rights against the borrower and the collateral. Additionally, the contractual maturity of security lending transactions are on an overnight and continuous basis.
Derivatives: A derivative is a financial instrument whose performance is derived from the performance of another asset. Each type of derivative instrument that was held by the fund at July 31, 2025 is discussed below.
Futures: In the normal course of pursuing its investment objective, the fund is exposed to market risk, including equity price risk, as a result of changes in value of underlying financial instruments. The fund invests in futures in order to manage its exposure to or protect against changes in the market. A futures contract represents a commitment for the future purchase or a sale of an asset at a specified date. Upon entering into such contracts, these investments require initial margin deposits with a counterparty, which consist of cash or cash equivalents. The amount of these deposits is determined by the exchange or Board of  Trade on which the contract is traded and is subject to change. Accordingly, variation margin payments are received or made to reflect daily unrealized gains or losses which are recorded in the Statement of Operations. When the contracts are closed, the fund recognizes a realized gain or loss which is reflected in the Statement of Operations. There is minimal counterparty credit risk to the fund with futures since they are exchange traded, and the exchange guarantees the futures against default. Futures open at July 31, 2025 are set forth in the Statement of Investments.
At July 31, 2025, accumulated net unrealized appreciation on investments inclusive of derivative contracts was $218,590,390, consisting of $318,869,059 gross unrealized appreciation and $100,278,669 gross unrealized depreciation.
At July 31, 2025, the cost of investments for federal income tax purposes was substantially the same as the cost for financial reporting purposes (see the Statement of Investments).
Additional investment related disclosures are hereby incorporated by reference to the annual and semi-annual reports previously filed with the SEC on Form N-CSR.